Segment Reporting - Revenue by Geographical Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 28,079	$ 29,706	$ 27,701
United States
Segment Reporting Information [Line Items]
Revenues	5,610	5,719	5,014
Italy
Segment Reporting Information [Line Items]
Revenues	3,253	3,383	3,021
France
Segment Reporting Information [Line Items]
Revenues	3,030	2,994	2,658
Brazil
Segment Reporting Information [Line Items]
Revenues	2,105	2,093	1,789
Germany
Segment Reporting Information [Line Items]
Revenues	1,875	2,062	1,833
Canada
Segment Reporting Information [Line Items]
Revenues	1,087	1,124	1,182
Australia
Segment Reporting Information [Line Items]
Revenues	739	929	1,063
Spain
Segment Reporting Information [Line Items]
Revenues	987	1,084	1,016
Argentina
Segment Reporting Information [Line Items]
Revenues	509	524	984
Poland
Segment Reporting Information [Line Items]
Revenues	604	658	507
Other
Segment Reporting Information [Line Items]
Revenues	7,392	8,130	7,770
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	$ 27,191	$ 28,700	$ 26,837